Leases	12 Months Ended
Dec. 31, 2022
Disclosure Text Block [Abstract]
Leases of Lessor and Lessee [Text Block]
Note G — Leases
Lessee
From January 10, 2020 through closing of the Transaction the Company leased corporate office space in Las Vegas for its former headquarters. The lease was accounted for as an operating leases in accordance with ASC 842 and we recognized zero and $0.2 million of lease expense for the years ended December 31, 2022 and 2021, respectively, which is reported in general and administrative expense in our Consolidated Statements of Operations.
Lessor
All of the Company’s leases are classified as operating leases. The following table summarizes the components of operating lease revenue recognized during the years ended December 31, 2022 and 2021 included within the Company’s Consolidated Statements of Operations (dollars in thousands):

	Year Ended December 31,
Lease revenue	2022	2021
Fixed contractual payments	$7,107	$9,154
Variable lease payments	$21,542	$6,939
Straight-line rental income	$25	$135

Future fixed contractual lease payments to be received under non-cancelable

operating leases in effect as of December 31, 2022, assuming no new or renegotiated leases or option extensions on lease agreements are executed, are as follows (dollars in thousands):

Years Ending December 31,	Future lease payments due
2023	$5,010
2024	$4,484
2025	$3,504
2026	$2,626
2027	$523
Thereafter	$—